Operating Risk - Schedule of Operating Risks (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Customer B [Member] | Sales Revenue, Net [Member]
Schedule of Operating Risk [Line Items]
Concentration risk, percentage	22.00%		20.00%		14.50%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Operating Risk [Line Items]
Concentration risk, percentage	18.70%		13.70%
Customer E [Member] | Sales Revenue, Net [Member]
Schedule of Operating Risk [Line Items]
Concentration risk, percentage	14.50%		13.80%		19.50%
Customer E [Member] | Accounts Receivable [Member]
Schedule of Operating Risk [Line Items]
Concentration risk, percentage	29.40%		14.20%
Customer G [Member] | Sales Revenue, Net [Member]
Schedule of Operating Risk [Line Items]
Concentration risk, percentage		[1]		[1]	11.40%
Customer H [Member] | Accounts Receivable [Member]
Schedule of Operating Risk [Line Items]
Concentration risk, percentage	13.60%		11.90%

[1]	Less than 10%